Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
			Restated*
	(in thousands)
Ireland	$1,252,834	$1,066,200	$944,130
Rest of Europe	388,916	379,883	355,552
U.S.	892,497	894,978	881,829
Other	271,592	254,716	220,810
Total	$2,805,839	$2,595,777	$2,402,321
* 2017 restated to reflect gross revenue.

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$314,287	$257,089	$232,032
Rest of Europe	37,997	36,280	26,493
U.S.	60,272	58,561	58,322
Other	20,850	21,427	21,491
Total	$433,406	$373,357	$338,338

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$314,287	$269,196	$240,115
Rest of Europe	37,997	36,904	26,351
U.S.	60,272	58,340	58,164
Other	20,850	21,407	21,461
Total	$433,406	$385,847	$346,091

Schedule of Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including right-of-use assets (year ended December 31, 2019 only)), net, by geographical area was as follows:

	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$110,522	$106,206
Rest of Europe	41,970	9,807
U.S.	72,578	25,535
Other	44,994	17,121
Total	$270,064	$158,669

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets (year ended December 31, 2019 only) by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$30,635	$34,721	$26,277
Rest of Europe	14,370	5,331	6,857
U.S.	33,922	21,605	24,246
Other	12,995	4,259	3,917
Total	$91,922	$65,916	$61,297

Schedule of Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	Year Ended
	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,323,181	$1,073,411
Rest of Europe	660,797	514,010
U.S.	755,271	646,512
Other	168,263	120,322
Total	$2,907,512	$2,354,255

Schedule of Distribution of Capital Expenditures by Geographical Area	The distribution of capital expenditures (including right-of-use assets (year ended December 31, 2019 only)) by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$32,526	$30,942	$24,468
Rest of Europe	13,971	2,590	2,819
U.S.	18,638	9,311	11,027
Other	15,010	5,554	6,403
Total	$80,145	$48,397	$44,717

Schedule of Company's Net Revenue for Major Clients	The following table sets forth the clients which represented 10% or more of the Company's revenue in each of the periods set out below.

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Client A	12%	14%	21%
Client B	10%	—%	—%

Schedule of Distribution of Interest Income by Geographical Area	The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$3,674	$2,620	$1,084
Rest of Europe	2,242	1,750	1,222
U.S.	111	17	16
Other	832	372	24
Total	$6,859	$4,759	$2,346

Schedule of Distribution of Tax Charge by Geographical Area	The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$38,788	$29,096	$20,345
Rest of Europe	4,234	(434)	1,921
U.S.	1,571	3,761	14,772
Other	6,540	9,535	9,531
Total	$51,133	$41,958	$46,569